INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
7.             INTANGIBLE ASSETS

Land Use Right

According to the laws of the PRC, the government owns all the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government. Land use rights are being amortized using the straight-line method over the lease term of 40 years.

Land use rights consisted of the following:

	December 31,	December 31,	December 31,
	2012	2011	2010
Land use rights	$3,310,933	$1,185,929	$1,128,318
Less: Accumulated amortization	(169,485)	(118,593)	(84,624)
	$3,141,448	$1,067,336	$1,043,694

Total amortization expenses of land use right for the years ended December 31, 2012, 2011 and 2010 amounted to $50,892, $33,969 and $29,908, respectively.